Liquidity and Financial Condition (Details 2) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Sep. 30, 2015
Predecessor [Member]
Liquidity And Financial Condition [Line Items]
Legal and professional fees		$ (80,239)		$ (171,893)
Net gain on reorganization items		713,379		713,379
Reorganization items, net		$ 633,140		$ 541,486
Successor [Member]
Liquidity And Financial Condition [Line Items]
Legal and professional fees	$ (64,821)
Net gain on reorganization items
Reorganization items, net	$ (64,821)